Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (1,071)	$ (923)	$ (1,200)
Changes in unrealized gains and losses	764	(1,223)	715
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Derivative Hedges	(41)	37	(74)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Retirement Plans	(733)	590	(543)
Changes in unrealized gains and losses	(10)	(596)	98
Other Gains (Losses)	1	8	12
Foreign currency translation adjustment	(4)	(34)	14
Reclassification to earnings of realized gains and losses	297	373	325
Applicable income taxes	(109)	101	(172)
Balance at end of period	(896)	(1,071)	(923)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(60)	(40)	(49)
Foreign currency translation adjustment	(4)	(34)	14
Applicable income taxes	2	14	(5)
Balance at end of period	(62)	(60)	(40)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(743)	(1,265)	(1,022)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Retirement Plans	(733)	590	(543)
Reclassification to earnings of realized gains and losses	144	249	150
Applicable income taxes	226	(317)	150
Balance at end of period	(1,106)	(743)	(1,265)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(261)	(404)	(489)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Derivative Hedges	(41)	37	(74)
Reclassification to earnings of realized gains and losses	186	192	211
Applicable income taxes	(56)	(86)	(52)
Balance at end of period	(172)	(261)	(404)
Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	70	107
Transfer of securities from available-for-sale to held-to-maturity			224
Reclassification to earnings of realized gains and losses	(30)	(59)	(51)
Applicable income taxes	12	22	(66)
Balance at end of period	52	70	107
Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(77)	679	360
Changes in unrealized gains and losses	764	(1,223)	715
Other Gains (Losses)	1	8	12
Transfer of securities from available-for-sale to held-to-maturity			(224)
Reclassification to earnings of realized gains and losses	(3)	(9)	15
Applicable income taxes	(293)	468	(199)
Balance at end of period	$ 392	$ (77)	$ 679